25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 6) - BRL (R$) R$ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan		R$ 394.8	R$ 330.1
Current		85.2	76.7
Non-current		309.6	253.4
Medical plan [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan			112.3
Medical plan [Member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan		132.8
F.G.T.S. Penalty [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan	[1]	161.3	137.2
Award for length of service [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan		49.3	52.0
OtherMember
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan	[2]	R$ 51.4	R$ 28.6

[1]	(1) FGTS - Government Severance Indemnity Fund for Employees
[2]	Post-employment benefit paid at the moment of employee's termination in the amount of R$20.1 arising from business combination with Banvit.